Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Other Assets [Abstract]
Summary of detailed information about other assets

	As of December 31,

	2019	2020
	HK$	HK$
Segregated clients’ bank accounts balances:
- Asset management business	225,439,918	194,907,501
- Others	20,062,862	2,401,674

	245,502,780	197,309,175